                             JPMORGAN INCOME FUNDS

                               JPMorgan Bond Fund
                      JPMorgan Emerging Markets Debt Fund
                         JPMorgan Short Term Bond Fund
                               ALL SHARE CLASSES

                       Supplement dated February 19, 2005
                  to the Prospectuses dated February 19, 2005

Effective March 21, 2005, the following information is added under the heading "The Fund's Main Investment Strategy":

The Fund may engage in short sales.

Effective March 21, 2005, the following information is added under the heading "The Fund's Main Investment Risks":

The Fund may enter into short sales of certain securities and must borrow the security to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. In addition, the Fund may enter into short sales of forward commitments which do not involve borrowing a security.

Effective March 21, 2005, the following information is added under the heading "Risk and Reward Elements for the Funds":

-------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                    POTENTIAL REWARDS                   POLICIES TO BALANCE RISK AND
                                                                       REWARD
SHORT SELLING
-------------------------------------------------------------------------------------------------------
Short sales may not have the       The Fund could make money           The Fund sets aside liquid
intended effects and may           and protect against losses if       assets in segregated or broker
result in losses                   management's analysis               accounts to cover short
                                   proves correct                      positions and offset a portion
                                                                       of the leverage risk
-------------------------------------------------------------------------------------------------------
The Fund may not be able to        Short selling may allow the         The Fund makes short sales
close out a short position at a    Fund to generate positive returns   through brokers that the
particular time or at an           in declining markets                adviser has determined to be
acceptable price                                                       highly creditworthy
-------------------------------------------------------------------------------------------------------
The Fund may not be able to
borrow certain securities to
sell short, resulting in missed
opportunities
-------------------------------------------------------------------------------------------------------
Segregated accounts with
respect to short sales may limit
the Fund's investment flexibility
-------------------------------------------------------------------------------------------------------
Short sales involve leverage
risk, credit exposure to the
brokers that execute the short
sale and retain the proceeds,
have no cap on maximum
losses and gains are limited to
the price of the stock at the
time of the short sale
-------------------------------------------------------------------------------------------------------
If the SEC staff changes its current
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
policy of permitting brokers
executing the Fund's short sales
to hold proceeds of such short
sales, the cost of such transactions
would increase significantly
and the Fund may be required
to cease operations or change
its investment objective
-------------------------------------------------------------------------------------------------------

                                                                    SUP-INC-205
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                             JPMORGAN INCOME FUNDS

                              JPMorgan Bond Fund
                     JPMorgan Emerging Markets Debt Fund
                        JPMorgan Short Term Bond Fund
                              ALL SHARE CLASSES

                      Supplement dated February 19, 2005
       to the Statement of Additional Information dated February 19, 2005


Effective March 21, 2005, the following information is added under the heading "Investment Strategies and Policies":

                                SHORT SELLING

The Fund may engage in short selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which may result in a loss or gain, respectively. Unlike purchasing a fixed income security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale. The Fund will segregate liquid assets or otherwise cover the short positions to offset a portion of the leverage risk.

The Fund may also enter into short sales of forward commitments and
derivatives which do not involve borrowing a security.   These types of short
sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in the Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the Adviser's research and the management team's investment decisions.

Short sales also involve other costs. The Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses the Fund may be required to pay in connection with the short sale. Until the Fund closes the short position, it will maintain a segregated account with a custodian containing cash, U.S. government securities or other liquid securities. Realized gains from short sales are typically treated as short-term gains/losses.

                                                                 SUP-INCSAI-205

                           JPMORGAN U.S. EQUITY FUNDS

                       JPMORGAN U.S. SMALL COMPANY FUND
                              ALL SHARE CLASSES

                      SUPPLEMENT DATED FEBRUARY 19, 2005
                  TO THE PROSPECTUSES DATED FEBRUARY 19, 2005

     As of the close of business on February 28, 2005, the Fund will be publicly offered on a limited basis. Investors will not be eligible to purchase shares of the Fund except as described below:

     - Shareholders of record as of February 28, 2005, will be able to continue to purchase additional shares of the Fund either through JPMorgan Funds Services or a Financial Intermediary (as defined in the prospectus) and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

     - Shareholders of record as of February 28, 2005 will be able to add to their accounts through exchanges from other JPMorgan Funds for shares of the Fund;

     - Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund as of February 28, 2005 may open new participant accounts in the Fund and purchase additional shares in existing participant accounts. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund that are not funded as of February 28, 2005 may also open new participant accounts in the Fund if the Fund received notice of the group employer retirement plan's intention to offer the Fund to its participants prior to February 28, 2005; or

     - Wrap program sponsors may open new participant accounts in the Fund and purchase additional shares in existing participant accounts provided the wrap program sponsor established arrangements with the Fund's distributor, JPMorgan Distribution Services, Inc., prior to
       February 28, 2005 to offer the Fund as part of a wrap program.

     After February 28, 2005, if all shares of the Fund in an existing shareholder's account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums, as described in the prospectus), then the shareholder's account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares nor reopen their accounts in the Fund. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above.

     If after February 28, 2005, the Fund receives a purchase order directly from an investor who does not currently have an account with the Fund, JPMorgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If JPMorgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

     The Fund reserves the right to change these policies at any time.

                   INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                                                    SUP-USSC-205

                         JPMORGAN U.S. EQUITY FUNDS

                        JPMORGAN SMALL CAP CORE FUND
                             SELECT CLASS SHARES

                      SUPPLEMENT DATED FEBRUARY 19, 2005
                   TO THE PROSPECTUS DATED FEBRUARY 19, 2005


     As of the close of business on February 28, 2005, the Fund will be publicly offered on a limited basis. Investors will not be eligible to purchase shares of the Fund except as described below:

     - Shareholders of record as of February 28, 2005, will be able to continue to purchase additional shares of the Fund either through JPMorgan
       Funds Services or a Financial Intermediary (as defined in the prospectus) and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

     - Shareholders of record as of February 28, 2005 will be able to add to their accounts through exchanges from other JPMorgan Funds for shares of the Fund;

     - Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund as of February 28, 2005 may open new participant accounts in the Fund and purchase additional shares in existing participant accounts. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund that are not funded as of February 28, 2005 may also open new participant accounts in the Fund if the Fund received notice of the group employer retirement plan's intention to offer the Fund to its participants prior to February 28, 2005; or

     - Wrap program sponsors may open new participant accounts in the Fund and purchase additional shares in existing participant accounts provided the wrap program sponsor established arrangements with the Fund's distributor, JPMorgan Distribution Services, Inc., prior to
       February 28, 2005 to offer the Fund as part of a wrap program.

     After February 28, 2005, if all shares of the Fund in an existing shareholder's account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums, as described in the prospectus), then the shareholder's account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares nor reopen their account in the Fund. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above.

     If after February 28, 2005, the Fund receives a purchase order directly from an investor who does not currently have an account with the Fund, JPMorgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If JPMorgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

     The Fund reserves the right to change these policies at any time.

                   INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE


                                                                  SUP-TSCES-205